Short-Term Deposits	12 Months Ended
Dec. 31, 2020
Short-term Deposits [abstract]
SHORT-TERM DEPOSITS

NOTE 5: SHORT-TERM DEPOSITS

	December 31,
	2020	2019
Bank deposits (1)	$221	$221

(1)	Short-term deposits at banks are for periods of up to one year. The deposits earn annual interest at the respective term of the deposits of approximately 0.5%.